INVESTMENTS IN ASSOCIATED COMPANIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Feb. 28, 2023	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 53,056	$ 58,536
Dividends received from associated companies	1,411	19,181	$ 16,273
Cash dividends received from equity method investees	1,400	19,200	$ 16,300
Other current assets	$ 53,954	$ 47,812
TFG Marine
Schedule of Equity Method Investments [Line Items]
Subordinated shareholder loan									$ 1,000
Variable interest rate				7.00%
Shareholder loan converted to equity				$ 75
Other current assets				$ 900		$ 900
SwissMarine
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.92%	15.92%	16.40%		15.92%	16.40%	16.40%	17.50%
Subordinated shareholder loan	$ 10,700
Debt term	5 years
Repayments of loans receivable from related party			$ 5,350
Investments in associated companies	$ 44,726	$ 48,622	$ 51,437
Dividends received from associated companies	$ 0	$ 7,803
TFG Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage	10.00%	10.00%	10.00%						10.00%
Subordinated shareholder loan									$ 1,000
Debt term		5 years
Variable interest rate		7.00%
Investments in associated companies	$ 6,360	$ 7,241	$ 10,211
Dividends received from associated companies	$ 0	$ 4,865
UFC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Investments in associated companies	$ 1,970	$ 2,673	$ 4,212
Dividends received from associated companies	$ 1,411	$ 6,513